Intangible Assets, Net - Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	R$ 319,375
Ending balance	269,564	R$ 319,375
Intangible assets, net	269,564	319,375
Technology software [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	42,606
Ending balance	31,747	42,606
Intangible assets, net	31,747	42,606
Brands [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	67,821
Ending balance	63,784	67,821
Intangible assets, net	63,784	67,821
Customer relationships [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	21,934
Ending balance	17,540	21,934
Intangible assets, net	17,540	21,934
Non- competition agreements [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	1,256
Ending balance	47	1,256
Intangible assets, net	47	1,256
Goodwill [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	185,758
Ending balance	156,446	185,758
Intangible assets, net	156,446	185,758
Cost [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	382,170	386,280
Ending balance	347,409	382,170
Intangible assets, net	347,409	382,170
Additions by acquisition	3,214
Additions by internal development	6,052	14,231
Write-off due to discontinued subsidiary operation	(29,487)
Impairment of CGU	(14,540)	(18,341)
Cost [Member] | Technology software [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	74,625	60,394
Ending balance	72,392	74,625
Intangible assets, net	72,392	74,625
Additions by acquisition	989
Additions by internal development	6,052	14,231
Write-off due to discontinued subsidiary operation	(9,274)
Impairment of CGU
Cost [Member] | Brands [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	80,256	80,256
Ending balance	79,266	80,256
Intangible assets, net	79,266	80,256
Additions by acquisition	1,037
Additions by internal development
Write-off due to discontinued subsidiary operation	(2,027)
Impairment of CGU
Cost [Member] | Customer relationships [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	35,574	35,574
Ending balance	33,348	35,574
Intangible assets, net	33,348	35,574
Additions by acquisition
Additions by internal development
Write-off due to discontinued subsidiary operation	(2,226)
Impairment of CGU
Cost [Member] | Non- competition agreements [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	5,957	5,957
Ending balance	5,957	5,957
Intangible assets, net	5,957	5,957
Additions by acquisition
Additions by internal development
Write-off due to discontinued subsidiary operation
Impairment of CGU
Cost [Member] | Goodwill [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	185,758	204,099
Ending balance	156,446	185,758
Intangible assets, net	156,446	185,758
Additions by acquisition	1,188
Additions by internal development
Write-off due to discontinued subsidiary operation	(15,960)
Impairment of CGU	(14,540)	(18,341)
Accumulated Amortization [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	(62,795)	(45,120)
Ending balance	(77,845)	(62,795)
Intangible assets, net	(77,845)	(62,795)
Amortization for the period	(17,286)	(17,675)
Impairment of CGU	(13)
Disposals due to discontinued subsidiary operation	2,250
Accumulated Amortization [Member] | Technology software [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	(32,019)	(22,643)
Ending balance	(40,645)	(32,019)
Intangible assets, net	(40,645)	(32,019)
Amortization for the period	(9,313)	(9,376)
Impairment of CGU	(6)
Disposals due to discontinued subsidiary operation	693
Accumulated Amortization [Member] | Brands [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	(12,435)	(9,141)
Ending balance	(15,482)	(12,435)
Intangible assets, net	(15,482)	(12,435)
Amortization for the period	(3,285)	(3,294)
Impairment of CGU	(7)
Disposals due to discontinued subsidiary operation	245
Accumulated Amortization [Member] | Customer relationships [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	(13,640)	(9,844)
Ending balance	(15,808)	(13,640)
Intangible assets, net	(15,808)	(13,640)
Amortization for the period	(3,480)	(3,796)
Impairment of CGU
Disposals due to discontinued subsidiary operation	1,312
Accumulated Amortization [Member] | Non- competition agreements [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance	(4,701)	(3,492)
Ending balance	(5,910)	(4,701)
Intangible assets, net	(5,910)	(4,701)
Amortization for the period	(1,209)	(1,209)
Impairment of CGU
Disposals due to discontinued subsidiary operation
Accumulated Amortization [Member] | Goodwill [Member]
Schedule of Changes in the Carrying Amount of Goodwill and Intangible Assets [Line Items]
Beginning balance
Ending balance
Intangible assets, net
Amortization for the period
Impairment of CGU
Disposals due to discontinued subsidiary operation